Actual Capital Amounts and Ratios (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Company
Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total risk-based, Amount	$ 66,080	$ 62,071
Tier I risk-based, Amount	61,353	57,560
Tier I leverage, Amount	61,353	57,560
Total risk-based, Ratio	13.80%	13.60%
Tier I risk-based, Ratio	12.80%	12.60%
Tier I leverage, Ratio	8.60%	8.50%
Subsidiary
Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total risk-based, Amount	65,046	60,910
Tier I risk-based, Amount	60,319	56,399
Tier I leverage, Amount	$ 60,319	$ 56,399
Total risk-based, Ratio	13.60%	13.30%
Tier I risk-based, Ratio	12.70%	12.40%
Tier I leverage, Ratio	8.40%	8.30%